Derivative Financial Instruments - Summary of Quantitative Disclosure of Cash Flow's Maturities (Parenthetical) (Detail)	Dec. 31, 2018	Dec. 31, 2017
U.S [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates	19.6829	19.7867
Euro [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates	22.5054	23.7549